Pay vs Performance Disclosure number in Millions	12 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on: (4)
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Company Total Stockholder Return	Peer Group Total Stockholder Return (5)	Net Income (in thousands)	Annual Recurring Revenue (in millions)(6)

2023	9,550,492	11,214,092	3,940,333	4,859,553	72.09	123.74	(111,855)	761
2022	10,084,978	2,928,935	6,354,350	3,092,856	66.05	104.47	(180,431)	683
2021	8,234,834	7,315,842	3,007,199	2,810,775	97.91	147.98	(66,507)	575

Named Executive Officers, Footnote	Our principal executive officer for all covered fiscal years was our CEO, Mr. Rosenbaum, and we have referred to him as our CEO throughout this disclosure.

2021	2022	2023

Jeff Cooper	Jeff Cooper	Jeff Cooper
Priscilla Hung	Priscilla Hung	Priscilla Hung
Winston King	Winston King	Winston King
Frank O’Dowd	John Mullen	John Mullen
Frank O’Dowd

Peer Group Issuers, Footnote	Our peer group (the “Peer Group”) is comprised of the S&P Software & Services Select Industry Index, as disclosed in our annual report pursuant to Section 229.201(e)(1)(ii) of Regulation S-K.
PEO Total Compensation Amount	$ 9,550,492	$ 10,084,978	$ 8,234,834
PEO Actually Paid Compensation Amount	$ 11,214,092	2,928,935	7,315,842
Adjustment To PEO Compensation, Footnote	We have made adjustments to the Summary Compensation Table totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Adjustments to Determine Compensation Actually Paid.” Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to: (i) for Time-Vesting RSUs, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Performance-Vesting RSUs, the same valuation methodology as Time-Vesting RSUs in the immediately preceding clause, except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for RSUs subject to performance-based vesting conditions tied to total stockholder return as granted prior to fiscal year 2021, estimated fair values of such unvested awards using a Monte Carlo simulation model as of each relevant measurement date for fiscal years 2021 to 2023. For additional information on the assumptions used to calculate the valuation of these awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended July 31, 2023 and prior fiscal years.
Compensation actually paid to our CEO represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021	2022	2023

Summary Compensation Table Total for CEO(1)	$8,234,834	$10,084,978	$9,550,492
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(2)	$(6,627,872)	$(8,474,034)	$(7,851,062)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(3)	$6,480,263	$5,558,182	$9,157,761
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(3)	$(1,071,147)	$(4,253,689)	$403,027
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(3)	$656,767	$600,823	$795,456
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(3)	$(357,003)	$(587,325)	$(841,582)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(3)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$7,315,842	$2,928,935	$11,214,092
1.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Non-qualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
2.The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
	3.In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our CEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.
Non-PEO NEO Average Total Compensation Amount	$ 3,940,333	6,354,350	3,007,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,859,553	3,092,856	2,810,775
Adjustment to Non-PEO NEO Compensation Footnote	We have made adjustments to the Summary Compensation Table totals—as prescribed by Item 402(v) of Regulation S-K—to calculate the amounts disclosed above as “compensation actually paid.” These adjustments are disclosed in the tables following footnote (6) below under the caption, “Adjustments to Determine Compensation Actually Paid.” Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to: (i) for Time-Vesting RSUs, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Performance-Vesting RSUs, the same valuation methodology as Time-Vesting RSUs in the immediately preceding clause, except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for RSUs subject to performance-based vesting conditions tied to total stockholder return as granted prior to fiscal year 2021, estimated fair values of such unvested awards using a Monte Carlo simulation model as of each relevant measurement date for fiscal years 2021 to 2023. For additional information on the assumptions used to calculate the valuation of these awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended July 31, 2023 and prior fiscal years.
Average compensation actually paid to our non-CEO NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021	2022	2023

Summary Compensation Table Total for non-CEO NEOs(1)	$3,007,199	$6,354,350	$3,940,333
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(2)	$(2,274,596)	$(5,568,306)	$(3,061,945)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(3)	$2,167,180	$3,235,840	$3,571,601
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(3)	$(228,438)	$(594,349)	$251,249
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(3)	$219,589	$342,075	$310,205
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(3)	$(80,159)	$(104,446)	$(151,890)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(3)	$—	$(572,308)	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$2,810,775	$3,092,856	$4,859,553
1.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Non-qualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
2.The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
3.In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our non-CEO NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Pay Versus Performance Measures
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Annual Recurring Revenue (70% Weighting); •Adjusted Non-GAAP Operating Profit (25% Weighting); and •NPS/ESG Performance (5% Weighting).
Total Shareholder Return Amount	$ 72.09	66.05	97.91
Peer Group Total Shareholder Return Amount	123.74	104.47	147.98
Net Income (Loss)	$ (111,855,000)	$ (180,431,000)	$ (66,507,000)
Company Selected Measure Amount	761	683	575
PEO Name	Mr. Rosenbaum
Additional 402(v) Disclosure	Our non-CEO NEOs for the fiscal years ended July 31, 2021, July 31, 2022 and July 31, 2023 are set forth in the second summary table provided below under the caption, “Adjustments to Determine Compensation Actually Paid.”Assumes $100 invested on July 31, 2020 in stock or index, including reinvestment of dividends.We selected Annual Recurring Revenue (on a constant currency basis) as the Company-Selected Measure given its inclusion in our quarterly earnings releases and as a financial target in our bonus program and certain equity awards for our management team.
Measure:: 1
Pay vs Performance Disclosure
Name	•Annual Recurring Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Non-GAAP Operating Profit (25% Weighting);
Measure:: 3
Pay vs Performance Disclosure
Name	•NPS/ESG Performance (5% Weighting).
PEO | Option And Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,851,062	$ 8,474,034	$ 6,627,872
PEO | Option And Stock Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,157,761	5,558,182	6,480,263
PEO | Option And Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	403,027	(4,253,689)	(1,071,147)
PEO | Option And Stock Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	795,456	600,823	656,767
PEO | Option And Stock Awards Granted In Prior Years, Vesting Satisified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(841,582)	(587,325)	(357,003)
PEO | Option And Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Option And Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Option And Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,061,945	5,568,306	2,274,596
Non-PEO NEO | Option And Stock Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,571,601	3,235,840	2,167,180
Non-PEO NEO | Option And Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,249	(594,349)	(228,438)
Non-PEO NEO | Option And Stock Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,205	342,075	219,589
Non-PEO NEO | Option And Stock Awards Granted In Prior Years, Vesting Satisified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(151,890)	(104,446)	(80,159)
Non-PEO NEO | Option And Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	572,308	0
Non-PEO NEO | Option And Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0